Financial investments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of financial assets [abstract]
Summary of financial investments
(a)	This caption is made up as follows, as of December 31, 2019 and 2018 is as follow:

	2019	2018
	S/(000)	S/(000)
Debt instruments measured at fair value through other comprehensive income (b), (c)	14,010,029	13,143,526
Investments at amortized cost (d)	2,160,775	1,843,944
Investments at fair value through profit or loss (e)	1,551,537	1,571,468
Equity instruments measured at fair value through other comprehensive income (f)	1,125,722	845,317

Total financial investments	18,848,063	17,404,255

Accrued income
Debt instruments measured at fair value through other comprehensive income (b)	178,444	185,067
Investments at amortized cost (d)	46,211	40,123

Total	19,072,718	17,629,445

Summary of debt instruments measured at fair value through other comprehensive income
(b)	Following is the detail of debt instruments measured at fair value through other comprehensive income:

		Unrealized gross amount				Annual effective interest rates
2019	Amortized cost S/(000)	Gains S/(000)	Losses (c) S/(000)	Estimated fair value S/(000)	Maturity	S/		US$
						Min %	Max %	Min %	Max %
Corporate, leasing and subordinated bonds (*)	7,562,985	648,601	(12,300)	8,199,286	Jan-20 / Jan-114	0.71	21.76	2.26	10.73
Peruvian Sovereign Bonds	3,213,581	330,856	(242)	3,544,195	Aug-24 / Feb-55	1.59	5.31	—	—
Negotiable Certificates of Deposit issued by BCRP	1,481,962	1,533	(2)	1,483,493	Jan-20 / Jun-21	2.15	3.04	—	—
Bonds guaranteed by the Peruvian Government	626,087	42,153	(167)	668,073	Oct-24 / Jul-34	2.24	4.14	3.61	5.14
Global Bonds of the Republic of Colombia	114,431	551	—	114,982	Jul-21 / Mar-23	—	—	2.24	2.46

Total	12,999,046	1,023,694	(12,711)	14,010,029

Accrued interest				178,444

Total				14,188,473

		Unrealized gross amount				Annual effective interest rates
2018	Amortized cost S/(000)	Gains S/(000)	Losses (c) S/(000)	Estimated fair value S/(000)	Maturity	S/		US$
						Min %	Max %	Min %	Max %
Corporate, leasing and subordinated bonds (*)	7,687,065	80,122	(286,043)	7,481,144	Jan-19 / Jan-114	2.01	9.58	2.80	8.90
Peruvian Sovereign Bonds	2,702,571	46,714	(65,955)	2,683,330	Aug-20 / Feb-55	2.37	8.19	—	—
Negotiable Certificates of Deposit issued by BCRP (**)	1,381,011	179	(711)	1,380,479	Jan-19 / Apr-20	2.73	3.05	—	—
Bonds guaranteed by the Peruvian Government	804,309	5,166	(14,477)	794,998	May-24 / Jul -34	4.10	6.01	4.97	8.81
Global Bonds of the Republic of Peru	332,311	1,439	(14,692)	319,058	Jul-25 / Feb-55	6.39	7.40	3.66	3.71
Global Bonds of the Republic of Colombia	271,482	—	(4,046)	267,436	Mar-19 / Sep-37	—	—	2.29	7.48
Global Bonds of the United Mexican States	105,749	—	(7,133)	98,616	Oct-23 / Sep 34	—	—	4.16	6.28
Treasury Bonds of the United States of America	83,888	—	(1,039)	82,849	Dec-20 / Oct-23	—	—	2.47	2.53
Global Bonds of the Republic of Chile	36,983	—	(1,367)	35,616	Feb-28	—	—	3.74	3.74

Total	13,405,369	133,620	(395,463)	13,143,526

Accrued interest				185,067

Total				13,328,593

(*)
As of December 31, 2019 and 2018, Inteligo holds corporate bonds from different entities for approximately S/440,409,000 and S/411,047,000, respectively, which guarantee loans with Credit Suisse First Boston and Bank J. Safra Sarasin; see Notes 12(e) and (i).

(**)	As of December 31, 2018, Interbank held Negotiable Certificates of Deposit issued by the BCRP for approximately S/256,777,000, which guaranteed loans with said entity; see Note 12(b).

Summary of internal credit exposures explanatory
The following table shows the credit quality and maximum exposure to credit risk based on the Group’s internal credit rating of debt instruments measured at fair value through other comprehensive income as of December 31, 2019 and 2018. The amounts presented do not consider impairment.

	2019				2018
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/000	S/000	S/000	S/000	S/000	S/000	S/000	S/000
High grade	6,482,810	—	—	6,482,810	5,558,408	—	—	5,558,408
Standard grade	7,194,044	333,175	—	7,527,219	7,271,873	313,245	—	7,585,118
Sub-standard grade	—	—	—	—	—	—	—	—

Total	13,676,854	333,175	—	14,010,029	12,830,281	313,245	—	13,143,526

Summary of unrealized losses of debt instruments classified as at fair value through other comprehensive income
As of December 31, 2019 and 2018, the detail of the unrealized losses of the debt instruments classified as at fair value through other comprehensive income is as follows:

	2019			2018
Issuer	Amortized cost	Unrealized gross gain	Unrealized gross loss	Amortized cost	Unrealized gross gain	Unrealized gross loss	Maturity as of December 31, 2019	Risk rating as of December 31, 2019
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Peruvian Sovereign Bonds	3,213,581	330,856	(242)	2,702,571	46,714	(65,955)	2024-2055	A- (*) (***)
Corporación Financiera de Desarrollo S.A.	374,631	30,197	(1,438)	386,240	—	(19,238)	2022-2046	AA (**) (***)
BBVA Banco Continental	302,668	14,611	(3,301)	199,326	2,039	(4,737)	2020-2033	AA+ (**) (***)
H2Olmos S.A.	227,018	10,103	—	230,838	—	(4,793)	2025-2032	AA (**)
Fermaca Enterprises S.R.L.	218,733	6,906	—	229,906	—	(11,778)	2038	BBB (*)
Bienes Raíces Uno Trust	180,067	11,417	—	183,572	—	(23,301)	2044	BBB (*)
Mexichem SAB de CV	175,102	9,874	—	178,387	—	(18,048)	2042-2044	BBB- (*)
Línea Amarilla S.A.C.	174,049	14,284	—	173,130	1,042	(4,998)	2037	AA (**)
PA Pacifico Trust	161,799	4,144	—	166,049	—	(12,280)	2035	BBB- (*)
Celulosa Arauco y Constitución S.A.	160,864	2,783	—	163,796	—	(12,295)	2047	BBB- (*)
Global Bonds of the Republic of Colombia	114,431	551	—	271,482	—	(4,046)	2021-2023	BBB (*)
Falabella Perú S.A.A.	101,225	6,769	—	101,341	—	(6,474)	2028-2035	AA+ (**)
Red de Energia del Perú	99,781	12,964	—	109,665	—	(4,111)	2026-2031	AAA (**)
Celeo Redes Operación CL	91,984	8,499	—	94,252	—	(6,014)	2047	BBB (*)
Taboada Finance Ltda.	90,888	2,399	(167)	93,010	612	(4,694)	2029-2033	BBB+ (*) (***)
Enel Distribución Perú S.A.A.	85,706	8,373	(8)	85,665	426	(5,864)	2025-2038	AAA (**) (***)
Lima Metro Line 2 Finance Limited	80,965	7,825	—	149,512	—	(7,935)	2034	BBB (*)
PA Costera Trust	73,548	5,154	—	75,046	—	(4,716)	2034	BBB- (*)
Electricite de France S.A.	71,161	3,445	—	72,431	—	(8,673)	2114	A- (*)
México Generadora de Energía	67,399	3,341	—	72,009	—	(5,324)	2032	BBB (*)
Goldman Sachs	64,547	16,566	—	63,129	—	(6,572)	2030-2042	BBB+ (*)
Southern Perú Copper Coporation	53,086	2,501	(386)	220,634	—	(7,653)	2028-2035	BBB+ (*) (***)
Banco de Crédito del Perú	41,891	158	(9)	222,072	—	(14,536)	2023-2025	BBB+ (*) (***)
Cencosud S.A.	—	—	—	191,388	—	(20,819)	—	—
Global Bonds of the Republic of Peru	—	—	—	332,311	1,439	(14,692)	—	—
Global Bonds of the United Mexican States	—	—	—	105,749	—	(7,133)	—	—
Mexico City Airport Trust	—	—	—	94,948	—	(11,129)	—	—
Comisión Federal de Electricidad CFE.	—	—	—	35,007	—	(4,180)	—	—
Instruments with individual losses less than S/4 million	346,287	—	(7,160)	3,559,022	296	(73,475)	—	—

Total	6,571,411	513,720	(12,711)	10,562,488	52,568	(395,463)

(*)	Instrument rated abroad.
(**)	Instrument rated in Peru.
(***)	Corresponds to the instrument’s rating with the largest unrealized loss.

Summary of analysis of changes in fair value and corresponding expected credit loss
The analysis of changes in fair value and the corresponding expected credit loss is presented below:

	2019
Gross carrying amount of debt instruments measured at fair value through other comprehensive income	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Beginning of year balances	12,830,281	313,245	—	13,143,526
New originated or purchased assets	3,813,427	—	—	3,813,427
Assets derecognized or matured	(3,987,934)	(24,453)	—	(4,012,387)
Change in fair value	1,024,945	37,797	—	1,062,742
Transfers to Stage 1	—	—	—	—
Transfers to Stage 2	—	—	—	—
Transfers to Stage 3	—	—	—	—
Write-offs	—	—	—	—
Foreign exchange effect	(3,865)	6,586	—	2,721

End of year balances	13,676,854	333,175	—	14,010,029

	2019
Movement of the allowance for expected credit losses for debt instruments measured at fair value through other comprehensive income	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Expected credit loss at the beginning of the period	6,446	21,604	—	28,050
New originated or purchased assets	1,588	—	—	1,588
Assets derecognized or matured	(987)	(303)	—	(1,290)
Transfers to Stage 1	—	—	—	—
Transfers to Stage 2	(4)	4	—	—
Transfers to Stage 3	—	—	—	—
Effect on the expected credit loss due to the change of the stage during the year	—	—	—	—
Others (*)	(109)	6,601	—	6,492
Write-offs	—	—	—	—
Recoveries	—	—	—	—
Foreign exchange effect	(85)	(12)	—	(97)

Expected credit loss at the end of the period	6,849	27,894	—	34,743

(*)	Corresponds mainly to the variation in the inputs used for calculating the expected credit losses different to changes in the stage during the year.

	2018
Gross carrying amount of debt instruments measured at fair value through other comprehensive income	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Beginning of year balances	13,176,991	408,908	—	13,585,899
New originated or purchased assets	4,628,120	—	—	4,628,120
Assets derecognized	(4,267,715)	(136,375)	—	(4,404,090)
Change in fair value	(900,036)	36,708	—	(863,328)
Transfers to Stage 1	—	—	—	—
Transfers to Stage 2	—	—	—	—
Transfers to Stage 3	—	—	—	—
Write offs	—	—	—	—
Foreign exchange effect	192,921	4,004	—	196,925

End of year balances	12,830,281	313,245	—	13,143,526

	2018
Movement of the allowance for expected credit losses for debt instruments measured at fair value through other comprehensive income	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Expected credit loss at the beginning of the period	5,330	35,510	—	40,840
New originated or purchased assets	1,215	—	—	1,215
Assets derecognized or matured	(324)	(13,139)	—	(13,463)
Transfers to Stage 1	—	—	—	—
Transfers to Stage 2	—	—	—	—
Transfers to Stage 3	—	—	—	—
Effect on the expected credit loss due to the change of the Stage during the year	—	—	—	—
Others (*)	181	(1,010)	—	(829)
Write-offs	—	—	—	—
Recoveries	—	—	—	—
Foreign exchange effect	44	243	—	287

Expected credit loss at the end of the period	6,446	21,604	—	28,050

(*)	Corresponds mainly to the variation in the inputs used for calculating the expected credit losses different to changes in the stage during the year.

Summary of financial instruments at fair value through profit or loss
(e)	The composition of financial instruments at fair value through profit or loss is as follows:

	2019	2018
	S/(000)	S/(000)
Equity instruments
Local and foreign mutual funds and investment funds participations	1,083,079	1,144,771
BioPharma Credit PLC (g)	132,054	144,157
Royalty Pharma (h)	117,682	78,808
VíaSat Inc.	26,683	21,705
LendUp	23,375	23,720
Ishare Core MSCI Word UCIT	22,726	18,195
Others	80,684	72,046
Debt instruments
Corporate, leasing and subordinated bonds	65,254	42,625
Peruvian Sovereign Bonds	—	21,927
Treasury Bonds of the United States of America	—	3,514

Total	1,551,537	1,571,468

(*)
As of December 31, 2019 and 2018, investments at fair value through profit or loss include investments held for trading for approximately S/194,535,000 and S/189,829,000, respectively; and those assets that are necessarily measured at fair value through profit or loss for approximately S/1,357,002,000 and S/1,381,639,000, respectively.

Summary of equity instruments measured at fair value through other comprehensive income
(f)	As of December 31, 2019 and 2018, the composition of equity instruments measured at fair value through other comprehensive income is as follows:

	2019	2018
	S/(000)	S/(000)
BioPharma Credit PLC (g)	336,338	261,484
InRetail Perú Corp (i)	285,962	228,122
Ishares	140,198	130,155
Engie- Energía Perú S.A.	90,670	51,384
Luz del Sur S.A.A.	87,983	23,727
Ferreycorp S.A.A.	83,013	78,528
Gilead Sciences INC	19,381	18,988
Credicorp	18,030	—
Unión de Cervecerías Backus y Johnston	17,138	—
Others below S/17 million	47,009	52,929

Total	1,125,722	845,317

Summary of financial assets classified by contractual maturity
(j)
The following is the balance of investments at fair value through other comprehensive income (debt and equity instruments) and investments at amortized cost as of December 31, 2019 and 2018 classified by contractual maturity (without including accrued interest):

	2019		2018
	Investments at fair value through other comprehensive income	Investments at amortized cost	Investments at fair value through other comprehensive income	Investments at amortized cost
	S/(000)	S/(000)	S/(000)	S/(000)
Up to 3 months	621,673	—	763,539	—
From 3 months to 1 year	1,041,788	—	966,019	—
From 1 to 3 years	407,657	—	705,687	190,479
From 3 to 5 years	909,183	1,158,805	706,076	470,976
From 5 years onwards	11,029,728	1,001,970	10,002,205	1,182,489
Equity instruments (without maturity)	1,125,722	—	845,317	—

Total	15,135,751	2,160,775	13,988,843	1,843,944

Summary of stages as indicated by IFRS 9
(k)	Below are the debt instruments measured at fair value through other comprehensive income and at amortized cost according to the stages indicated by IFRS 9 as of December 31, 2019 and 2018:

	2019
Debt instruments measured at fair value through other comprehensive income and at amortized cost	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Corporate, leasing and subordinated bonds	7,866,111	333,175	—	8,199,286
Peruvian Sovereign Bonds	5,704,970	—	—	5,704,970
Negotiable Certificates of Deposit issued by BCRP	1,483,493	—	—	1,483,493
Bonds guaranteed by the Peruvian Government	668,073	—	—	668,073
Global Bonds of the Republic of Colombia	114,982	—	—	114,982

Total	15,837,629	333,175	—	16,170,804

	2018
Debt instruments measured at fair value through other comprehensive income and at amortized cost	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Corporate, leasing and subordinated bonds	7,167,899	313,245	—	7,481,144
Peruvian Sovereign Bonds	4,527,274	—	—	4,527,274
Negotiable Certificates of Deposit issued by BCRP	1,380,479	—	—	1,380,479
Bonds guaranteed by the Peruvian Government	794,998	—	—	794,998
Global Bonds of the Republic of Peru	319,058	—	—	319,058
Global Bonds of the Republic of Colombia	267,436	—	—	267,436
Global Bonds of the United Mexican States	98,616	—	—	98,616
Treasury Bonds of the United States of America	82,849	—	—	82,849
Global Bonds of the Republic of Chile	35,616	—	—	35,616

Total	14,674,225	313,245	—	14,987,470